                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                        SUPPLEMENT DATED MARCH 11, 1998
                     TO THE PROSPECTUS DATED APRIL 30, 1997
                AS SUPPLEMENTED DECEMBER 5, 1997, AUGUST 8, 1997
                               AND JUNE 13, 1997
               FOR THE PROVIDIAN MARQUEE VARIABLE ANNUITY A UNITS

                                   OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)


The number of fixed options referred to in the third paragraph on page 1 is hereby increased from three to four.

                                   * * * * *

The definition of "General Account Guaranteed Option" appearing on page 3 is hereby deleted and replaced in its entirety as follows:

Any of the following four General Account options offered by your Contract and to which you may allocate your Net Purchase Payments: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option. The General Account Guaranteed Options are available for sale in most, but not all, states and the structure and characteristics of these options vary by state. (See "The General Account," at Appendix A.)

                                   * * * * *

The number of General Account Guaranteed Options referred to in the first sentence of the paragraph appearing under the heading "THE PROVIDIAN MARQUEE VARIABLE ANNUITY A UNITS" on page 5 is hereby increased from three to four.

                                   * * * * *

The second paragraph under the heading "GENERAL ACCOUNT GUARANTEED OPTIONS" (which heading appears on page 5) is hereby deleted and replaced in its entirety as follows:

The Dollar Cost Averaging Fixed Account Option described in Appendix A may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing. If your state of issue is any state other than those listed in the immediately following sentence, then your General Account Guaranteed Options

(other than the Dollar Cost Averaging Fixed Account Option) are described in
Part 1 of Appendix A. If your state of issue is IN, MD, MA, OK, PA or TX, then your General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) are described in Part 2 of Appendix A. Please read Appendix A and the relevant Part 1 or Part 2 carefully.

                                   * * * * *

The paragraph under the heading "EXCHANGES" (which heading appears on page 6) is hereby deleted and replaced in its entirety as follows:

You may make unlimited Exchanges among Portfolios or into the General Account Guaranteed Options, provided that you maintain a minimum balance of $250 in each Subaccount or $1,000 in each General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account), respectively, to which you have allocated a portion of your Accumulated Value. However, prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any allocation to any Subaccount or General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account Option) below $250 or $1,000, respectively, or that remaining amount will be transferred to your other Subaccounts or General Account Guaranteed Options on a pro rata basis. The Guaranteed Equity Option is illiquid for the entire guarantee period, and transfers from the Guaranteed Rate Options (where permitted) may be subject to additional limitations and charges. (See also "Charges and Deductions," page 17, and "The General Account," at
Appendix A.) ...... Page 19

                                   * * * * *

The second paragraph under the heading "GENERAL ACCOUNT GUARANTEED OPTIONS" (which heading appears on page 16) is hereby deleted and replaced in its entirety as follows:

The Dollar Cost Averaging Fixed Account Option described in Appendix A may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing. If your state of issue is any state other than those listed in the immediately following sentence, then your General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) are described in Part 1 of Appendix A. If your state of issue is IN, MD, MA, OK, PA or TX, then your General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) are described in
Part 2 of Appendix A. Please read Appendix A and the relevant Part 1 or Part 2 carefully.

                                   * * * * *

The following is hereby added as the third paragraph under the heading "FULL AND PARTIAL WITHDRAWALS" (which heading appears on page 20):

Partial withdrawals from the Dollar Cost Averaging Fixed Account Option are made on a first-in, first-out basis, so that amounts put into the Dollar Cost Averaging Fixed Account Option first will be withdrawn first. For federal income tax purposes, however, partial withdrawals are generally taken out of earnings first and then purchase payments. (See "Federal Tax Considerations," page 24.)

                                   * * * * *

The heading "DOLLAR COST AVERAGING OPTION" (which heading appears on page 20) is hereby deleted and replaced in its entirety as follows:

DOLLAR COST AVERAGING OPTIONS

Dollar Cost Averaging Money Market Option

                                   * * * * *

The following subheading and sentence are hereby added to the heading "DOLLAR COST AVERAGING OPTIONS" (which heading appears on page 20) after the third paragraph thereunder:

Dollar Cost Averaging Fixed Account Option

For information about the Dollar Cost Averaging Fixed Account Option, see Appendix A.

                                   * * * * *

The fifth paragraph under the heading "THE GENERAL ACCOUNT" (which heading appears on page A-1) is hereby deleted and replaced in its entirety as follows:

There are four fixed options under the General Account: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below.

                 The Dollar Cost Averaging Fixed Account Option
                 ----------------------------------------------

The Dollar Cost Averaging Fixed Account Option may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing.

The Dollar Cost Averaging Fixed Account Option has a one-year interest rate guarantee. The current interest rate the Company credits may vary on different portions of the Dollar Cost Averaging Fixed Account Option. The credited interest rate will never be less than the minimum effective annual interest rate of 3%.

If prior to the Annuity Date you have at least $5,000 in the Dollar Cost Averaging Fixed Account, you may choose to have a specified dollar amount automatically transferred from this Account to any Portfolios in the Separate Account. The automatic transfer will occur monthly on a first-in, first-out basis, so that amounts put into the Account first will be transferred out of the Account first.

The main objective of Dollar Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and fewer units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount that may be transferred is equal to the Accumulated Value in the Dollar Cost Averaging Fixed Account Option when elected, divided by 12.

If the Company receives a Dollar Cost Averaging Fixed Account Option request prior to the 28th day of any month, the first transfer from the Dollar Cost Averaging Fixed Account Option will occur on the 28th day of that month. If the Company receives a Dollar Cost Averaging Fixed Account Option request on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The dollar amount will be allocated to the Portfolios in the proportions you specify (in whole percentages only) on the appropriate Company form. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year. You may change the choice of Portfolios to which transfers are allocated at any time. The Company must receive notice of any change on the appropriate Company form or by telephone at least seven days before the next transfer date. Transfers must be scheduled for at least six, but not more than twenty-four, months each time the Dollar Cost Averaging Fixed Account Option is elected.

Prior to the Annuity Date, no Exchanges (except through automatic Dollar Cost Averaging Exchanges) will be allowed from the Dollar Cost Averaging Fixed Account. On the Annuity Date, any funds remaining in the Dollar Cost Averaging Fixed Account will be applied to the Annuity Payment Option selected.

You may discontinue automatic transfers from the Dollar Cost Averaging Fixed Account Option after satisfying the minimum number of required transfers by contacting the Company by phone or by written notice at least seven days before the next transfer date. If for any reason you terminate automatic transfers from the Dollar Cost Averaging Fixed Account, any remaining value attributable to the Dollar Cost Averaging Fixed Account will remain in the Dollar Cost Averaging Fixed Account and will continue to earn interest until such time as you either restart automatic transfers or make a full withdrawal of the funds. If you wish to restart automatic transfers but have less than $5,000 in the Dollar Cost Averaging Fixed Account, an exception will be made and automatic transfers will continue until the value in the Dollar Cost Averaging Fixed Account is depleted. After such a resumption of automatic transfers, you will not be able to discontinue the automatic transfers until the value in the Dollar Cost Averaging Fixed Account is depleted.

The Company may defer payment of a partial or full withdrawal from the Dollar Cost Averaging Fixed Account Option for up to six months from its receipt of written notice.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                        SUPPLEMENT DATED MARCH 11, 1998
                     TO THE PROSPECTUS DATED APRIL 30, 1997
                AS SUPPLEMENTED DECEMBER 5, 1997, AUGUST 8, 1997
                               AND JUNE 13, 1997
                   FOR THE PROVIDIAN MARQUEE VARIABLE ANNUITY

                                   OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)


The number of fixed options referred to in the third paragraph on page 1 is hereby increased from three to four.

                                   * * * * *

The definition of "General Account Guaranteed Option" appearing on page 3 is hereby deleted and replaced in its entirety as follows:

Any of the following four General Account options offered by your Contract and to which you may allocate your Net Purchase Payments: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option. The General Account Guaranteed Options are available for sale in most, but not all, states, and the structure and characteristics of these options vary by state. (See "The General Account," at Appendix A.)

                                   * * * * *

The number of General Account Guaranteed Options referred to in the first sentence of the paragraph appearing under the heading "THE PROVIDIAN MARQUEE VARIABLE ANNUITY" on page 5 is hereby increased from three to four.

                                   * * * * *

The second paragraph under the heading "GENERAL ACCOUNT GUARANTEED OPTIONS" (which heading appears on page 5) is hereby deleted and replaced in its entirety as follows:

The Dollar Cost Averaging Fixed Account Option described in Appendix A may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing. If your state of issue is any state other than those listed in the immediately following sentence, then your General Account Guaranteed Options

(other than the Dollar Cost Averaging Fixed Account Option) are described in
Part 1 of Appendix A. If your state of issue is IN, MD, MA, OK, PA or TX, then your General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) are described in Part 2 of Appendix A. Please read Appendix A and the relevant Part 1 or Part 2 carefully.

                                   * * * * *

The paragraph under the heading "EXCHANGES" (which heading appears on page 6) is hereby deleted and replaced in its entirety as follows:

You may make unlimited Exchanges among Portfolios or into the General Account Guaranteed Options, provided that you maintain a minimum balance of $250 in each Subaccount or $1,000 in each General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account), respectively, to which you have allocated a portion of your Accumulated Value. However, prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any allocation to any Subaccount or General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account Option) below $250 or $1,000, respectively, or that remaining amount will be transferred to your other Subaccounts or General Account Guaranteed Options on a pro rata basis. The Guaranteed Equity Option is illiquid for the entire guarantee period, and transfers from the Guaranteed Rate Options (where permitted) may be subject to additional limitations and charges. (See also "Charges and Deductions," page 16, and "The General Account," at
Appendix A.) ...... Page 19

                                   * * * * *

The second paragraph under the heading "GENERAL ACCOUNT GUARANTEED OPTIONS" (which heading appears on page 16) is hereby deleted and replaced in its entirety as follows:

The Dollar Cost Averaging Fixed Account Option described in Appendix A may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing. If your state of issue is any state other than those listed in the immediately following sentence, then your General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) are described in Part 1 of Appendix A. If your state of issue is IN, MD, MA, OK, PA or TX, then your General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) are described in
Part 2 of Appendix A. Please read Appendix A and the relevant Part 1 or Part 2 carefully.

                                   * * * * *

The following is hereby added as the third paragraph under the heading "FULL AND PARTIAL WITHDRAWALS" (which heading appears on page 19):

Partial withdrawals from the Dollar Cost Averaging Fixed Account Option are made on a first-in, first-out basis, so that amounts put into the Dollar Cost Averaging Fixed Account Option first will be withdrawn first. For federal income tax purposes, however, partial withdrawals are generally taken out of earnings first and then purchase payments. (See "Federal Tax Considerations," page 24.)

                                   * * * * *

The heading "DOLLAR COST AVERAGING OPTION" (which heading appears on page 20) is hereby deleted and replaced in its entirety as follows:

DOLLAR COST AVERAGING OPTIONS

Dollar Cost Averaging Money Market Option

                                   * * * * *

The following subheading and sentence are hereby added to the heading "DOLLAR COST AVERAGING OPTIONS" (which heading appears on page 20) after the third paragraph thereunder:

Dollar Cost Averaging Fixed Account Option

For information about the Dollar Cost Averaging Fixed Account Option, see Appendix A.

                                   * * * * *

The fifth paragraph under the heading "THE GENERAL ACCOUNT" (which heading appears on page A-1) is hereby deleted and replaced in its entirety as follows:

There are four fixed options under the General Account: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below.

                 The Dollar Cost Averaging Fixed Account Option
                 ----------------------------------------------

The Dollar Cost Averaging Fixed Account Option may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing.

The Dollar Cost Averaging Fixed Account Option has a one-year interest rate guarantee. The current interest rate the Company credits may vary on different portions of the Dollar Cost Averaging Fixed Account Option. The credited interest rate will never be less than the minimum effective annual interest rate of 3%.

If prior to the Annuity Date you have at least $5,000 in the Dollar Cost Averaging Fixed Account, you may choose to have a specified dollar amount transferred from this Account to any Portfolios in the Separate Account on a monthly basis. The automatic transfer will occur monthly on a first-in, first-out basis, so that amounts put into the Account first will be transferred out of the Account first.

The main objective of Dollar Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and fewer units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount that may be transferred is equal to the Accumulated Value in the Dollar Cost Averaging Fixed Account Option when elected, divided by 12.

If the Company receives a Dollar Cost Averaging Fixed Account Option request prior to the 28th day of any month, the first transfer from the Dollar Cost Averaging Fixed Account Option will occur on the 28th day of that month. If the Company receives a Dollar Cost Averaging Fixed Account Option request on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The dollar amount will be allocated to the Portfolios in the proportions you specify (in whole percentages only) on the appropriate Company form. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year. You may change the choice of Portfolios to which transfers are allocated at any time. The Company must receive notice of any change on the appropriate Company form or by telephone at least seven days before the next transfer date. Transfers must be scheduled for at least six, but not more than twenty-four, months each time the Dollar Cost Averaging Fixed Account Option is elected.

Prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. On the Annuity Date, any funds remaining in the Dollar Cost Averaging Fixed Account will be applied to the Annuity Payment Option selected.

You may discontinue automatic transfers from the Dollar Cost Averaging Fixed Account Option after satisfying the minimum number of required transfers by contacting the Company by phone or by written notice at least seven days before the next transfer date. If for any reason you terminate automatic transfers from the Dollar Cost Averaging Fixed Account, any remaining value attributable to the Dollar Cost Averaging Fixed Account will remain in the Dollar Cost Averaging Fixed Account and will continue to earn interest until such time as you either restart automatic transfers or make a full withdrawal of the funds. If you wish to restart automatic transfers but have less than $5,000 in the Dollar Cost Averaging Fixed Account, an exception will be made and automatic transfers will continue until the value in the Dollar Cost Averaging Fixed Account is depleted. After such a resumption of automatic transfers, you will not be able to discontinue the automatic transfers until the value in the Dollar Cost Averaging Fixed Account is depleted.

The Company may defer payment of a partial or full withdrawal from the Dollar Cost Averaging Fixed Account Option for up to six months from its receipt of written notice.